EXHIBIT 99.31

CONSOLIDATED ANALYTICS EXCEPTION GRADES REPORT

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-20-2026	06-17-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Documentation is sufficient. HOA statement provided. Exception resolved. - Due Diligence Vendor-05/06/2026
Ready for Review-Document Uploaded.  - Buyer-05/05/2026
Open-Missing HOA documentation for property xxxxxx as Final 1003 reflects HOA payment of $38.34 - Due Diligence Vendor-05/01/2026	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-05/30/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.		xxxxxx VOM credit supp.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-21-2026	06-01-2026	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-Valid COC provided; exception resolved - Due Diligence Vendor-06/01/2026
Resolved- - Due Diligence Vendor-06/01/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,382.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded.  - Seller-05/29/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,448.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $2,448.45: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The zero tolerance violation in the amount of $2448.45 is due to increase from $0.00 to $1492.82 for Discount Points and Broker fee from $15,400 to $16,355.63.  - Due Diligence Vendor-05/21/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. - Seller-05/29/2026	Resolved-Valid COC provided; exception resolved - Due Diligence Vendor-06/01/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.		xxxxxx Revised CD and CIC.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-21-2026	06-01-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor-06/01/2026
Open- - Due Diligence Vendor-06/01/2026
Resolved-Informational  - Due Diligence Vendor-05/26/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-05/21/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-21-2026	06-01-2026	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test	Resolved-Valid COC and LE provided; exception resolved - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded.  - Buyer-05/29/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($93.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($8,058.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $7,965: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  A Lender credit of $8,058.00 was removed from the initial CD dated xxxxxx.  The lender credit tolerance violation in the amount of $7965.00 is due to decrease in Lender Credit from $8058.00 to $93.00. - Due Diligence Vendor-05/21/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/22/2026
Open- - Due Diligence Vendor-05/21/2026	Resolved-Valid COC and LE provided; exception resolved - Due Diligence Vendor-06/01/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.		xxxxxx Revised LE and CIC.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-21-2026	05-29-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded.  - Seller-05/29/2026
Open-Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. - Seller-05/29/2026	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-05/29/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.		xxxxxx Affiliate Rebuttal.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864388	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	05-20-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 75%

																									Borrower has stable job time - Borrower has 3.33 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
864587	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/15/2026		Resolved-Informational - Due Diligence Vendor-06/16/2026	Qualifying DTI below max allowed. - Calculated DTI of 16.84% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.01 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
864587	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/15/2026		Resolved-Informational - Due Diligence Vendor-06/16/2026	Qualifying DTI below max allowed. - Calculated DTI of 16.84% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.01 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
864587	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/15/2026		Resolved-Informational - Due Diligence Vendor-06/16/2026	Qualifying DTI below max allowed. - Calculated DTI of 16.84% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.01 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
865373	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Informational - Due Diligence Vendor-05/21/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor-05/20/2026
Open- - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.47% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
865373	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.47% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
865373	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.47% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
866120	xxxxxx		D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	11-17-2025	11-18-2025	Resolved	1 - Information	D	A	Credit	Credit Documentation	Credit Report Missing or Defective	Resolved-Missing Credit Report for Guarantor: xxxxxx		Resolved-20251118: Received Credit Report				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
866120	xxxxxx		D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	11-17-2025	11-21-2025	Resolved	1 - Information	C	A	Credit	Title or Lien	Title Insurance Coverage - Inadequate Coverage	Resolved-xxxxxx Title Insurance coverage < $xxxxxx minimum coverage required.		Resolved-20251121: Received Title				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
866120	xxxxxx		D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	11-17-2025	11-21-2025	Resolved	1 - Information	D	A	Credit	Debt Service Coverage Ratio Documentation	Subject Property Lease - Missing or Defective	Resolved-Missing Lease Agreements for Subject Property: xxxxxx		Resolved-20251121: Received Lease				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
866122	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	03-06-2025	03-06-2025	Resolved	1 - Information	A	A	Credit	No Findings	No Credit Findings	The loan meets all applicable guidelines						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868046	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	06-05-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Documentation is sufficient. LOE provided. Exception resolved. - Due Diligence Vendor-06/05/2026
Ready for Review-Document Uploaded.  - Buyer-06/04/2026
Open-Asset statements used to calculate qualifying income, xxxxxx, xxxxxx, reflect name of, xxxxxx. Borrower executed legal documents as, xxxxxx xxxxxx. Borrower's ID reflects, xxxxxx xxxxxx. The Signature Name Affidavit reflects alternate names, including xxxxxx. The Final 1003 does not indicate alternate names. A Letter of Explanation from the borrower and supporting documentation is required to validate borrower and xxxxxx are the same person. - Due Diligence Vendor-05/22/2026	Resolved-Documentation is sufficient. LOE provided. Exception resolved. - Due Diligence Vendor-06/05/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.17% is less than Guideline CLTV of 65%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.17% is less than Guideline LTV of 65%

Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 655 is greater than Guideline minimum FICO of 640.

																									Qualifying DTI below max allowed. - Calculated DTI of 7.94% is less than Guideline DTI of 50%		xxxxxx Borrower Attestation.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868046	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.17% is less than Guideline CLTV of 65%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.17% is less than Guideline LTV of 65%

Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 655 is greater than Guideline minimum FICO of 640.

																									Qualifying DTI below max allowed. - Calculated DTI of 7.94% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868046	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.17% is less than Guideline CLTV of 65%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.17% is less than Guideline LTV of 65%

Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 655 is greater than Guideline minimum FICO of 640.

																									Qualifying DTI below max allowed. - Calculated DTI of 7.94% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868048	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-21-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	The Final 1003 is Incomplete	Resolved-Documentation is sufficient. 1003 provided. Exception resolved. - Due Diligence Vendor-05/21/2026

Resolved-The Final 1003 is Present - Due Diligence Vendor-05/21/2026

Ready for Review-Document Uploaded.  - Buyer-05/20/2026

Open-The Final 1003 is Incomplete. Missing Demographic Information for B2 on the Final 1003. - Due Diligence Vendor-05/18/2026	Resolved-Documentation is sufficient. 1003 provided. Exception resolved. - Due Diligence Vendor-05/21/2026 Resolved-The Final 1003 is Present - Due Diligence Vendor-05/21/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 38.25% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 15.22 years on job.		xxxxxx Updated URLA.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868048	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 38.25% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 15.22 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868048	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 38.25% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 15.22 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868051	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	05-04-2026	05-06-2026	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Missing Business Entity Formation Document	Resolved-Documentation is sufficient. Certificate of good standing provided. Exception resolved. - Due Diligence Vendor-05/06/2026

Ready for Review-Document Uploaded.  - Buyer-05/05/2026

Open-Missing Certificate of Good Standing required by guideline - Due Diligence Vendor-05/04/2026	Resolved-Documentation is sufficient. Certificate of good standing provided. Exception resolved. - Due Diligence Vendor-05/06/2026	Qualifying DTI below max allowed. - Calculated DTI of 33.84% is less than Guideline DTI of 55%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740.		xxxxxx LLC_FRANCHISE_TAX_ACCOUNT_STATUS.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
868051	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	05-01-2026	05-04-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/04/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/01/2026	Resolved-Informational - Due Diligence Vendor-05/04/2026	Qualifying DTI below max allowed. - Calculated DTI of 33.84% is less than Guideline DTI of 55%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
868052	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	05-01-2026	05-06-2026	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Missing Business Entity Formation Document	Resolved-Documentation is sufficient. Certificate of Good Standing provided. Exception resolved. - Due Diligence Vendor-05/06/2026

Ready for Review-Document Uploaded.  - Buyer-05/05/2026

Open-Missing Certificate of Good Standings, per guidelines document is required. - Due Diligence Vendor-05/01/2026	Resolved-Documentation is sufficient. Certificate of Good Standing provided. Exception resolved. - Due Diligence Vendor-05/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 55%		xxxxxx LLC_FRANCHISE_TAX_ACCOUNT_STATUS.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
868052	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	05-01-2026	05-06-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documentation is sufficient. HOA statement provided. Exception resolved. - Due Diligence Vendor-05/06/2026
Ready for Review-Document Uploaded.  - Buyer-05/05/2026
Open-Missing HOA documentation for property xxxxxx as Final 1003 reflects HOA payment of $38.34 - Due Diligence Vendor-05/01/2026	Resolved-Documentation is sufficient. HOA statement provided. Exception resolved. - Due Diligence Vendor-05/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 55%		xxxxxx_HOA_Statement.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
868052	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	05-01-2026	05-04-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/04/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/01/2026	Resolved-Informational - Due Diligence Vendor-05/04/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 55%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
868053	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 16.3 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 55%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868053	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 16.3 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 55%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868053	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 16.3 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 55%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868054	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-20-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Qualifying DTI below max allowed. - Calculated DTI of 35.68% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740.

																									Borrower has stable job time - Borrower has 7.45 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868054	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Qualifying DTI below max allowed. - Calculated DTI of 35.68% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740.

																									Borrower has stable job time - Borrower has 7.45 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868054	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Qualifying DTI below max allowed. - Calculated DTI of 35.68% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 740.

																									Borrower has stable job time - Borrower has 7.45 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868055	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 3.64 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.63% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 74.63% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868055	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 3.64 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.63% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 74.63% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868055	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 3.64 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.63% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 74.63% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868056	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 3.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.98% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868056	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 3.72 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 36.98% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868057	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740.

Borrower has stable job time - Borrower has 12.08 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 6.44% is less than Guideline DTI of 55%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868057	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740.

Borrower has stable job time - Borrower has 12.08 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 6.44% is less than Guideline DTI of 55%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868060	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 11.13 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868060	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 11.13 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868060	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 11.13 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868063	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-21-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-Documentation is sufficient. Master policy provided, includes betterments and all in. Exception resolved. - Due Diligence Vendor-05/21/2026

Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-05/21/2026

Ready for Review-Document Uploaded.  - Buyer-05/20/2026

Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-05/19/2026	Resolved-Documentation is sufficient. Master policy provided, includes betterments and all in. Exception resolved. - Due Diligence Vendor-05/21/2026

 Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-05/21/2026

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 39.57% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.		xxxxxx Ho6.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868063	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 39.57% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868063	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of 39.57% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 90%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868064	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.75% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868064	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.75% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868064	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.75% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.75% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868065	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-21-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.54% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868065	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-21-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.54% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868065	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-21-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Borrower has stable job time - Borrower has 11.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.54% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868066	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 5.19 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868066	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 5.19 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868066	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 5.19 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868067	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 16.2 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.23% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868067	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 16.2 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.23% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868067	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026	Borrower has stable job time - Borrower has 16.2 years on job. Qualifying DTI below max allowed. - Calculated DTI of 25.23% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868068	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.44% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 54.44% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868068	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.44% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 54.44% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868068	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.44% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 54.44% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868070	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 12.31 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.39% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868070	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 12.31 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.39% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868070	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Borrower has stable job time - Borrower has 12.31 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.39% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868073	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.06% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.06% is less than Guideline LTV of 75%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868073	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.06% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.06% is less than Guideline LTV of 75%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868073	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.06% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.06% is less than Guideline LTV of 75%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
868075	xxxxxx	C	A	C	A	A	A	A	A	Closed	xxxxxx	05-19-2026	06-03-2026	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Documentation is sufficient. LOE provided. Exception resolved. - Due Diligence Vendor-06/03/2026
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded.  - Buyer-06/02/2026
Counter-These were ATM deposits and larger than regular transactions. The loan is a 12 month Bank Statement loan, therefore a review of the 12 months used are warranted. Exception remains. - Due Diligence Vendor-05/22/2026
Ready for Review-  These deposits are over 9 months old and seasoned; therefore not asked to source.
 - Buyer-05/21/2026
																						Open-Income and Employment Do Not Meet Guidelines Missing explanation and source documents for 2 large deposits 6/9/25 $21000 and 6/16/25 $69000 to verify these were normal business activity to support using in the income calculation into the xxxxxx Acct xxxxxx. - Due Diligence Vendor-05/19/2026		Resolved-Documentation is sufficient. LOE provided. Exception resolved. - Due Diligence Vendor-06/03/2026 Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-06/03/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 7.97 years on job.		xxxxxx LOE.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868075	xxxxxx	C	A	C	A	A	A	A	A	Closed	xxxxxx	05-19-2026	06-03-2026	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Documentation is sufficient. Updated 1008, approval and 1003 provided. Exception resolved. - Due Diligence Vendor-05/22/2026
Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-05/22/2026
Ready for Review-Document Uploaded.  - Seller-05/21/2026
Open-Approval/Underwriting Summary Partially Provided. Lender to provide updated final 1008/1003/Lender approval with income reduced to $13576.57/m based on the borrower 90% ownership in the business/xxxxxx. Lender income was calculated based on 100% ownership in the business. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. - Seller-05/21/2026	Resolved-Documentation is sufficient. Updated 1008, approval and 1003 provided. Exception resolved. - Due Diligence Vendor-05/22/2026

 Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-05/22/2026

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 7.97 years on job.		xxxxxx Updated UW docs for income_90% ownership.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868075	xxxxxx	C	A	C	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-27-2026	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Documentation is sufficient. Updated 1008 and approval provided. Exception resolved. - Due Diligence Vendor-05/27/2026
Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. These were ATM deposits and larger than regular transactions. The loan is a 12 month Bank Statement loan, therefore a review of the 12 months used are warranted. Exception remains. - Buyer-05/26/2026
Open-Asset Record 1 Does Not Meet G/L Requirements. Missing source documentation for 2 $9000 deposits made into xxxxxx acct xxxxxx 5/6/26 and 4/27/26. Large deposits per guideline is defined as a single deposit that exceeds 50% of the monthly qualifying income. - Due Diligence Vendor-05/19/2026	Resolved-Documentation is sufficient. Updated 1008 and approval provided. Exception resolved. - Due Diligence Vendor-05/27/2026

 Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-05/27/2026

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 7.97 years on job.		xxxxxx Updated UW docs.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868075	xxxxxx		C	A	C	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/19/2026		Resolved-Informational - Due Diligence Vendor-05/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 7.97 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868075	xxxxxx		C	A	C	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/19/2026		Resolved-Informational - Due Diligence Vendor-05/20/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 7.97 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868076	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 12.73 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868076	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 12.73 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868076	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 12.73 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 720.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868077	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.61% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.61% is less than Guideline CLTV of 80%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 692 is greater than Guideline minimum FICO of 660.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868077	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-18-2026	05-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/18/2026	Resolved-Informational - Due Diligence Vendor-05/19/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 57.61% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.61% is less than Guideline CLTV of 80%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 692 is greater than Guideline minimum FICO of 660.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868078	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 13.45% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 660.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868078	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 13.45% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 660.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868078	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/19/2026	Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.36 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 13.45% is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 660.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868079	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.39% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.31% is less than Guideline LTV of 80%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.31% is less than Guideline CLTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868079	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.39% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.31% is less than Guideline LTV of 80%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.31% is less than Guideline CLTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868079	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 26.39% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.31% is less than Guideline LTV of 80%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.31% is less than Guideline CLTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868080	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.4% is less than Guideline DTI of 55%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868080	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.4% is less than Guideline DTI of 55%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868080	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 30.4% is less than Guideline DTI of 55%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868081	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 27.87% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 4.05 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 71.93% is less than Guideline LTV of 85%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.93% is less than Guideline CLTV of 85%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868081	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 27.87% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 4.05 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 71.93% is less than Guideline LTV of 85%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.93% is less than Guideline CLTV of 85%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
868086	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Informational - Due Diligence Vendor-05/20/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met - Due Diligence Vendor-05/19/2026
Open- - Due Diligence Vendor-05/19/2026
																						Open- - Due Diligence Vendor-05/19/2026		Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.87 years on job. Qualifying DTI below max allowed. - Calculated DTI of 12.4% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868086	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/19/2026		Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.87 years on job. Qualifying DTI below max allowed. - Calculated DTI of 12.4% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868086	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-19-2026	05-20-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/20/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/19/2026		Resolved-Informational - Due Diligence Vendor-05/20/2026	Borrower has stable job time - Borrower has 2.87 years on job. Qualifying DTI below max allowed. - Calculated DTI of 12.4% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868090	xxxxxx	B	A	B	A	A	A	A	A	Closed	xxxxxx	05-26-2026	05-28-2026	Resolved	1 - Information	B	A	Credit	Missing Doc	Purchase Contract is Incomplete	Resolved-Documentation provided is sufficient. Exception resolved. - Due Diligence Vendor-05/28/2026
Resolved-Purchase Contract Doc is complete. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded.  - Buyer-05/28/2026
Ready for Review-Document Uploaded.  - Buyer-05/28/2026
Ready for Review-Document Uploaded. In the file.  - Buyer-05/28/2026
Open-Loan Purpose is Purchase but Purchase Contract Doc is Incomplete An executed Seller Counter Offer reflecting the sales price of, xxxxxx, is missing from the loan file. - Due Diligence Vendor-05/26/2026	Resolved-Documentation provided is sufficient. Exception resolved. - Due Diligence Vendor-05/28/2026 Resolved-Purchase Contract Doc is complete. - Due Diligence Vendor-05/28/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

																									Borrower has stable job time - Borrower has 28.31 years on job.		xxxxxx Amendment to Escrow instructions.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868090	xxxxxx	B	A	B	A	A	A	A	A	Closed	xxxxxx	05-26-2026	05-27-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/27/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/26/2026	Resolved-Informational - Due Diligence Vendor-05/27/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

																									Borrower has stable job time - Borrower has 28.31 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868090	xxxxxx	B	A	B	A	A	A	A	A	Closed	xxxxxx	05-26-2026	05-27-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/27/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/26/2026	Resolved-Informational - Due Diligence Vendor-05/27/2026	Qualifying DTI below max allowed. - Calculated DTI of 5.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

																									Borrower has stable job time - Borrower has 28.31 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868092	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-21-2026	06-03-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Documentation received is sufficient. Exception resolved. - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded.  - Buyer-06/02/2026
Open-Borrower 2 Verification of Employment, xxxxxx, reflects an original hire date of, xxxxxx, and a most recent start date of, xxxxxx. Guidelines state for qualifying income with W-2 only, the borrower must be in the same job during the qualification period. A letter of explanation from the borrower and verification from the xxxxxx for the most recent start date of, xxxxxx, is required. - Due Diligence Vendor-05/21/2026	Resolved-Documentation received is sufficient. Exception resolved. - Due Diligence Vendor-06/03/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 40.5% is less than Guideline DTI of 55%		xxxxxx VOE.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868092	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-21-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 40.5% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868092	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-21-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/21/2026	Resolved-Informational - Due Diligence Vendor-05/21/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720.

																									Qualifying DTI below max allowed. - Calculated DTI of 40.5% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868096	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026				ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Second Home	Purchase	NA	N/A	N/A
868096	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026				ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Second Home	Purchase	NA	N/A	N/A
868096	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	05-20-2026	05-21-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/21/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/20/2026		Resolved-Informational - Due Diligence Vendor-05/21/2026				ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Second Home	Purchase	NA	N/A	N/A
868101	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868101	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868101	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.57% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 69.57% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868104	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-28-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	The Final 1003 is Incomplete	Resolved-Documentation is sufficient. 1003 provided. Exception resolved. - Due Diligence Vendor-05/28/2026
Resolved-The Final 1003 is Present - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded.  - Buyer-05/27/2026
																						Open-The Final 1003 is Incomplete. The Final 1003 for B1 is missing the property information for the 2nd Home in xxxxxx. - Due Diligence Vendor-05/22/2026		Resolved-Documentation is sufficient. 1003 provided. Exception resolved. - Due Diligence Vendor-05/28/2026 Resolved-The Final 1003 is Present - Due Diligence Vendor-05/28/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740.		xxxxxx Updated URLA, borrower 1.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868104	xxxxxx		D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868104	xxxxxx		D	A	D	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868105	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.91% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 3.28 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868105	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.91% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 3.28 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868105	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-26-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/26/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying DTI below max allowed. - Calculated DTI of 20.91% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 3.28 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868109	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Borrower has stable job time - Borrower has 11.02 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868109	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Borrower has stable job time - Borrower has 11.02 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868109	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-05/22/2026	Resolved-Informational - Due Diligence Vendor-05/26/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Borrower has stable job time - Borrower has 11.02 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
868166	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868166	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868169	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
868169	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	05-22-2026	05-26-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-05/26/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-05/22/2026		Resolved-Informational - Due Diligence Vendor-05/26/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870017	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/02/2026		Resolved-Informational - Due Diligence Vendor-07/06/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870017	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/02/2026		Resolved-Informational - Due Diligence Vendor-07/06/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870136	xxxxxx	B	A	A	A	B	A	A	A	Closed	xxxxxx	07-07-2026	07-09-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  - Buyer-07/09/2026
																						Open-The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx. - Due Diligence Vendor-07/07/2026		Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/10/2026	Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.41 years on job.		xxxxxx econsent.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870136	xxxxxx		B	A	A	A	B	A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/07/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.41 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870136	xxxxxx		B	A	A	A	B	A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/07/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 25.37% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 4.41 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870138	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	xxxxxx AB 260 Higher-Priced Mortgage Loan Test	Resolved-HPML compliant - Due Diligence Vendor-07/09/2026
Open-This loan failed the xxxxxx AB 260 higher-priced mortgage loan test.  (xxxxxx AB 260, xxxxxx Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxxxxx Financial Code.While the xxxxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-07/07/2026
Open- - Due Diligence Vendor-07/08/2026
Open- - Due Diligence Vendor-07/07/2026
Open- - Due Diligence Vendor-07/07/2026	Resolved-HPML compliant - Due Diligence Vendor-07/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 680.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Borrower has stable job time - Borrower has 6.25 years on job.
																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870138	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-HPML compliant - Due Diligence Vendor-07/09/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-07/07/2026
Open- - Due Diligence Vendor-07/08/2026
Open- - Due Diligence Vendor-07/07/2026
Open- - Due Diligence Vendor-07/07/2026	Resolved-HPML compliant - Due Diligence Vendor-07/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 680.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%
Borrower has stable job time - Borrower has 6.25 years on job.
																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870138	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-Property and valuations related findings were not identified on the loan. No Findings. - Due Diligence Vendor-07/07/2026	Resolved-Informational - Due Diligence Vendor-07/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has 6.25 years on job.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870138	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-08-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/09/2026	Resolved-Informational - Due Diligence Vendor-07/09/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has 6.25 years on job.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870158	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-06-2026	07-07-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/06/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 680.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870158	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-06-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/06/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 680.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870158	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-06-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/06/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 680.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870164	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/08/2026	Resolved-Informational - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870164	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/08/2026	Resolved-Informational - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870164	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/08/2026	Resolved-Informational - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 33.24% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870166	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/08/2026		Resolved-Informational - Due Diligence Vendor-07/10/2026	Borrower has stable job time - Borrower has 21.08 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870166	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/08/2026		Resolved-Informational - Due Diligence Vendor-07/10/2026	Borrower has stable job time - Borrower has 21.08 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870166	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/08/2026		Resolved-Informational - Due Diligence Vendor-07/10/2026	Borrower has stable job time - Borrower has 21.08 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870171	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-02-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870171	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-02-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 50%

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 734 is greater than Guideline minimum FICO of 700.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870178	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-13-2026	07-15-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Buyer-07/14/2026
Open-The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx or before. - Due Diligence Vendor-07/13/2026	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 35.92% is less than Guideline DTI of 50%		xxxxxx ECONSENT.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870178	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-09-2026	07-15-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of taxes, insurance and HOA Fees provided. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Buyer-07/14/2026
Open-Missing verification of taxes, insurance, and/or HOA fees for non-subject property. xxxxxx - Conditioned for the missing HOA document. The calculated rental expense is lower than the lender's figure. Since the lender's calculation is higher, I have updated the rental expense in xxxxxx to reflect the higher amount.
- Due Diligence Vendor-07/09/2026	Resolved-Verification of taxes, insurance and HOA Fees provided. - Due Diligence Vendor-07/15/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 35.92% is less than Guideline DTI of 50%		xxxxxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870178	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/14/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/09/2026	Resolved-Informational - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 35.92% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-08-2026	07-14-2026	Resolved	1 - Information	C	A	Credit	Data	Tradelines do not meet Guideline Requirements	Resolved-Tradelines meet Guideline Requirements - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded.  - Seller-07/13/2026
Open-The lender’s minimum tradeline requirements have not been met per guidelines. Minimum tradeline requirement has not been met, borrower has 2 tradelines both open xxxxxx, per guidelines 2 open and reporting 24 months - Due Diligence Vendor-07/08/2026	Ready for Review-Document Uploaded. - Seller-07/13/2026	Resolved-Tradelines meet Guideline Requirements - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx trade.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-08-2026	07-14-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded.  - Buyer-07/13/2026
Open-The Initial 1003 is Missing. Initial 1003 is Missing from File - Due Diligence Vendor-07/08/2026	Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx 1003.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-08-2026	07-13-2026	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	Resolved-SSPL provided; exception resolved - Due Diligence Vendor-07/13/2026
Open- - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Buyer-07/13/2026
Open- - Due Diligence Vendor-07/09/2026
Open- - Due Diligence Vendor-07/09/2026
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,184.00) exceed the comparable charges ($3,378.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Because the SPL was missing/late, fees in Section C were subject to 10% tolerance.  The changes resulted in threshold to go above allowable tolerance.  A cost to cure in the amount of $468.20 is required. The defect may be resolved by providing the missing document. If curing the violation: Refund in the amount of $468.20; cure package requires a PCCD, LOE,  and Copy of Refund Check, and proof of delivery  - Due Diligence Vendor-07/08/2026
Open- - Due Diligence Vendor-07/08/2026	Resolved-SSPL provided; exception resolved - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx spl.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Seller-07/13/2026
Open-The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx or before.

- Due Diligence Vendor-07/09/2026	Ready for Review-Document Uploaded. - Seller-07/13/2026	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx econ.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	Intent to Proceed is Missing	Resolved-Proof of Intent to Proceed has been provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Seller-07/13/2026
Open-The intent to proceed is missing. Please provide either a signed intent to proceed document or provide the date the borrower gave the lender/broker their intent to proceed - Due Diligence Vendor-07/09/2026	Ready for Review-Document Uploaded. - Seller-07/13/2026	Resolved-Proof of Intent to Proceed has been provided. - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx intent.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Seller-07/13/2026
Open-Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates or made no referral of business to affiliates. - Due Diligence Vendor-07/09/2026	Ready for Review-Document Uploaded. - Seller-07/13/2026	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx aff.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Seller-07/13/2026
Open-Homeownership Counseling Disclosure Is Missing. Documentation required to clear exception:  Provide homeownership counseling disclosure that was provided to the consumer within 3-business days of application, xxxxxx.

- Due Diligence Vendor-07/09/2026	Ready for Review-Document Uploaded. - Seller-07/13/2026	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable. - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%		xxxxxx home.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870184	xxxxxx	D	A	D	A	C	A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/08/2026	Resolved-Informational - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.73% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 34.73% is less than Guideline LTV of 70%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870187	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/07/2026	Resolved-Informational - Due Diligence Vendor-07/09/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.41% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.41% is less than Guideline LTV of 65%

																									Borrower has stable job time - Borrower has 3.53 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870187	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-08-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/08/2026	Resolved-Informational - Due Diligence Vendor-07/09/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.41% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.41% is less than Guideline LTV of 65%

																									Borrower has stable job time - Borrower has 3.53 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870187	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-08-2026	07-08-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/09/2026	Resolved-Informational - Due Diligence Vendor-07/09/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.41% is less than Guideline CLTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.41% is less than Guideline LTV of 65%

																									Borrower has stable job time - Borrower has 3.53 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870194	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-09-2026	07-10-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/11/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 760. Borrower has stable job time - Borrower has 5.07 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870194	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-09-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/11/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 760. Borrower has stable job time - Borrower has 5.07 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870194	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-09-2026	07-10-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/11/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 760. Borrower has stable job time - Borrower has 5.07 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870196	xxxxxx	C	A	A	A	C	A	A	A	Closed	xxxxxx	07-10-2026	07-15-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Seller-07/14/2026
																						Open-The eSigned consent disclosure is missing. Documentation required to clear exception. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx or before. - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. - Seller-07/14/2026	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 20.51 years on job.		xxxxxx econsent.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870196	xxxxxx	C	A	A	A	C	A	A	A	Closed	xxxxxx	07-10-2026	07-13-2026	Resolved	1 - Information	C	A	Compliance	Points & Fees	xxxxxx AB 260 Higher-Priced Mortgage Loan Test	Resolved-HPML compliant - Due Diligence Vendor-07/14/2026
Open-This loan failed the xxxxxx AB 260 higher-priced mortgage loan test.  (xxxxxx AB 260, xxxxxx Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxxxxx Financial Code.While the xxxxxx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-07/10/2026
Open- - Due Diligence Vendor-07/10/2026
																						Open- - Due Diligence Vendor-07/10/2026		Resolved-HPML compliant - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 20.51 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870196	xxxxxx	C	A	A	A	C	A	A	A	Closed	xxxxxx	07-10-2026	07-13-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-HPML compliant - Due Diligence Vendor-07/14/2026
Open- - Due Diligence Vendor-07/10/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-07/10/2026
																						Open- - Due Diligence Vendor-07/10/2026		Resolved-HPML compliant - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 20.51 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870196	xxxxxx		C	A	A	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/14/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 20.51 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870196	xxxxxx		C	A	A	A	C	A	A	A	Closed	xxxxxx	07-09-2026	07-13-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/14/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 740. Borrower has stable job time - Borrower has 20.51 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870206	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	04-06-2026	04-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-04/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-04/06/2026		Resolved-Informational - Due Diligence Vendor-04/08/2026	Borrower has stable job time - Borrower has 20.24 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.4% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870206	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	04-06-2026	04-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-04/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-04/06/2026		Resolved-Informational - Due Diligence Vendor-04/08/2026	Borrower has stable job time - Borrower has 20.24 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.4% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870206	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	04-07-2026	04-07-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-04/08/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-04/07/2026		Resolved-Informational - Due Diligence Vendor-04/08/2026	Borrower has stable job time - Borrower has 20.24 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.4% is less than Guideline DTI of 50%			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870216	xxxxxx	C	B	A	A	C	B	C	A	Closed	xxxxxx	07-07-2026	07-15-2026	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Cured-Cure package provided to the borrower; exception downgraded to a 2/B - Due Diligence Vendor-07/15/2026
Resolved- - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Seller-07/14/2026
Open- - Due Diligence Vendor-07/08/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $50.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50.00 is due to increase from $200.00 to $250.00 for the Appraisal Re-Inspection Fee added to the CD dated xxxxxx without valid COC. - Due Diligence Vendor-07/07/2026
																						Open- - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. - Seller-07/14/2026	Cured-Cure package provided to the borrower; exception downgraded to a 2/B - Due Diligence Vendor-07/15/2026	Borrower has stable job time - Borrower has 20.76 years on job.		xxxxxx Tolerance Cure.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870216	xxxxxx	C	B	A	A	C	B	C	A	Closed	xxxxxx	07-07-2026	07-10-2026	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-1004D provided and reviewed is acceptable as per the GLs - Due Diligence Vendor-07/10/2026
Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  - Buyer-07/09/2026
Open-Primary Value Subject Property Appraisal is not on an As-Is Basis. - Due Diligence Vendor-07/07/2026	Resolved-1004D provided and reviewed is acceptable as per the GLs - Due Diligence Vendor-07/10/2026

 Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable. - Due Diligence Vendor-07/10/2026

																									Borrower has stable job time - Borrower has 20.76 years on job.		xxxxxx Appraisal Completion Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870216	xxxxxx	C	B	A	A	C	B	C	A	Closed	xxxxxx	07-07-2026	07-10-2026	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-1004D provided and reviewed is acceptable as per the GLs - Due Diligence Vendor-07/10/2026
Resolved-Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  - Buyer-07/09/2026
Open-The Primary Value Appraisal was provided subject to completion and the 1004D Certification of Completion was not provided. - Due Diligence Vendor-07/07/2026	Resolved-1004D provided and reviewed is acceptable as per the GLs - Due Diligence Vendor-07/10/2026

 Resolved-Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist. - Due Diligence Vendor-07/10/2026

																									Borrower has stable job time - Borrower has 20.76 years on job.		xxxxxx Appraisal Completion Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870216	xxxxxx		C	B	A	A	C	B	C	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/09/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/07/2026		Resolved-Informational - Due Diligence Vendor-07/09/2026	Borrower has stable job time - Borrower has 20.76 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870219	xxxxxx	B	A	A	A	B	A	A	A	Closed	xxxxxx	07-06-2026	07-09-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  - Buyer-07/09/2026
Open-The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx (ILE), however missing proof of e-consent dated xxxxxx or before.

																						- Due Diligence Vendor-07/06/2026		Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/10/2026	Borrower has stable job time - Borrower has 33.01 years on job.		xxxxxx ECONSENT.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870219	xxxxxx		B	A	A	A	B	A	A	A	Closed	xxxxxx	07-06-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/06/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026	Borrower has stable job time - Borrower has 33.01 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870221	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-10-2026	07-15-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Seller-07/14/2026
																						Open-The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx or before. - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. - Seller-07/14/2026	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/15/2026	Borrower has stable job time - Borrower has 4.05 years on job.		xxxxxx ECONSENT.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870221	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-10-2026	07-15-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Buyer-07/14/2026
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing. Borrower 1 3rd Party VOE Prior to Close Missing within 30 days of close date for Self Employed borrowers. - Due Diligence Vendor-07/13/2026		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/15/2026	Borrower has stable job time - Borrower has 4.05 years on job.		xxxxxx EMPLOYMENT.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870221	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-10-2026	07-15-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2). - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded.  - Buyer-07/14/2026
																						Open-Borrower 2 3rd Party VOE Prior to Close Missing. Borrower 2 3rd Party VOE Prior to Close Missing within 30 days of close date for Self Employed borrowers. - Due Diligence Vendor-07/13/2026		Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2). - Due Diligence Vendor-07/15/2026	Borrower has stable job time - Borrower has 4.05 years on job.		xxxxxx EMPLOYMENT.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870221	xxxxxx		D	A	D	A	B	A	A	A	Closed	xxxxxx	07-13-2026	07-13-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/14/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/13/2026		Resolved-Informational - Due Diligence Vendor-07/14/2026	Borrower has stable job time - Borrower has 4.05 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870222	xxxxxx	B	A	A	A	B	A	A	A	Closed	xxxxxx	07-07-2026	07-09-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-07/09/2026
Ready for Review-Document Uploaded.  - Buyer-07/08/2026
Open-Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates or made no referral of business to affiliates. - Due Diligence Vendor-07/07/2026	Resolved-Required Affiliated Business Disclosure Documentation Provided. - Due Diligence Vendor-07/09/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.05% is less than Guideline DTI of 50%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.82% is less than Guideline CLTV of 80%
Original LTV is Below the Guideline Maximum - Calculated LTV of 58.82% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has 4.32 years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 740.		abd.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870222	xxxxxx	B	A	A	A	B	A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/07/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.05% is less than Guideline DTI of 50%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.82% is less than Guideline CLTV of 80%
Original LTV is Below the Guideline Maximum - Calculated LTV of 58.82% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has 4.32 years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 740.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870241	C	B	A	A	N/A	N/A	C	B	Closed	xxxxxx	2026-08-21 12:40	2026-08-21 12:42	Waived	2 - Non-Material	C	B	Property	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Waived-Final S&P grade is B. Finding Waived. - Due Diligence Vendor-08/21/2026
																						Open-AVM dated xxxxxx did not support value and FSD score outside allowed threshold. UCDP submission report dated 6/1/2026 reflecting CU risk score of 1.2 included in loan file, and initial UCDP submission report dated 4/8/2026 reflecting CU risk score of 1.0 provided as trailing doc. Desk review obtained with supported primary appraisal value. Finding will be graded a B for S&P. - Due Diligence Vendor-08/21/2026		Waived-Final S&P grade is B. Finding Waived. - Due Diligence Vendor-08/21/2026	Qualifying DTI below max allowed. - Calculated DTI of 27.81% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 12.32 years on job.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	Investor Post-Close	No
870243	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-26-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Informational - Due Diligence Vendor-06/30/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure required.  HPML with established escrows and appraisal requirements met.  Exception downgraded to a A.  - Due Diligence Vendor-06/26/2026
Open- - Due Diligence Vendor-06/29/2026
Open- - Due Diligence Vendor-06/26/2026
Open- - Due Diligence Vendor-06/26/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 18.28% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has 5.06 years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 660.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870243	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-26-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/26/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 18.28% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has 5.06 years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 660.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870243	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-26-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/26/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 18.28% is less than Guideline DTI of 50%
Borrower has stable job time - Borrower has 5.06 years on job.
																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 660.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870251	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-10-2026	07-14-2026	Resolved	1 - Information	B	A	Compliance	Missing Doc	eSigned Documents Consent is Missing	Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded.  - Buyer-07/13/2026
																						Open-The eSigned consent disclosure is missing. The eSigned documents consent is missing. Documentation required. 1st e-signed document in the file is dated xxxxxx, however missing proof of e-consent dated xxxxxx or before. - Due Diligence Vendor-07/10/2026		Resolved-Evidence of eConsent is provided. - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 4.72 years on job.		xxxxxx econsent.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870251	xxxxxx	D	A	D	A	B	A	A	A	Closed	xxxxxx	07-09-2026	07-14-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower Non-xxxxxx Identification Document Missing	Resolved-Borrower Identification Document provided. - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded.  - Buyer-07/13/2026
																						Open-Non xxxxxx Borrower is missing Identification Document. - Due Diligence Vendor-07/09/2026		Resolved-Borrower Identification Document provided. - Due Diligence Vendor-07/14/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 4.72 years on job.		xxxxxx identification.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870251	xxxxxx		D	A	D	A	B	A	A	A	Closed	xxxxxx	07-09-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/11/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/09/2026		Resolved-Informational - Due Diligence Vendor-07/11/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720. Borrower has stable job time - Borrower has 4.72 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870256	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-02-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.4% is less than Guideline DTI of 38%

Original LTV is Below the Guideline Maximum - Calculated LTV of 37% is less than Guideline LTV of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37% is less than Guideline CLTV of 55%

																									Borrower has stable job time - Borrower has 6.47 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870256	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-02-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.4% is less than Guideline DTI of 38%

Original LTV is Below the Guideline Maximum - Calculated LTV of 37% is less than Guideline LTV of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37% is less than Guideline CLTV of 55%

																									Borrower has stable job time - Borrower has 6.47 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870256	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-06-2026	07-07-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/06/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying DTI below max allowed. - Calculated DTI of 17.4% is less than Guideline DTI of 38%

Original LTV is Below the Guideline Maximum - Calculated LTV of 37% is less than Guideline LTV of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37% is less than Guideline CLTV of 55%

																									Borrower has stable job time - Borrower has 6.47 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870263	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-10-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870264	xxxxxx		D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-10-2026	Resolved	1 - Information	D	A	Credit	Closing Documentation	Deed Missing or Defective	Resolved-Missing Conveyance Deed from xxxxxx to xxxxxx		Resolved-20260710: Received Deed				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870266	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870268	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870273	xxxxxx		D	A	A	A	N/A	N/A	D	A	Closed	xxxxxx	07-08-2026	07-15-2026	Resolved	1 - Information	D	A	Property	Appraisal Review	Appraisal Review - Missing	Resolved-Missing Appraisal Review for subject property: xxxxxx		Resolved-20260715: CU score received				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870277	xxxxxx		C	A	C	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-10-2026	Resolved	1 - Information	C	A	Credit	Closing Documentation	Note Missing or Defective	Resolved-Signature on Note is ineligible, please provide Note with eligible signature		Resolved-20260710: Received updated note				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870286	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-10-2026	07-10-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870287	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870288	xxxxxx	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-03-2026	06-04-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/04/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/03/2026	Resolved-Informational - Due Diligence Vendor-06/04/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.43% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 41.43% is less than Guideline LTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870288	xxxxxx	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-03-2026	06-04-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/04/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/03/2026	Resolved-Informational - Due Diligence Vendor-06/04/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.43% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 41.43% is less than Guideline LTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870290	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-08-2026	07-08-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870294	xxxxxx		C	B	C	B	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-15-2026	Waived	2 - Non-Material	C	B	Credit	Ineligible Property	Ineligible Property	Waived by client-Vacant Refinance Ineligible per guides. Please provide Lease Agreements or rental listing for subject property: xxxxxx		20260715: Waived by client with compensating factors 6 months reserves greater than program requirement, VOR/VOM 0x30x24, FICO 20+ points greater than program requirement	6 months reserves greater than program requirement, VOR/VOM 0x30x24, FICO 20+ points greater than program requirement			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
870296	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870305	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	07-08-2026	07-13-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower Non-xxxxxx Identification Document Missing	Resolved-Borrower Identification Document provided. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded.  - Buyer-07/10/2026
Open-Non xxxxxx Borrower is missing Identification Document. The non xxxxxx ID is missing - Due Diligence Vendor-07/09/2026	Resolved-Borrower Identification Document provided. - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700.

Borrower has stable job time - Borrower has 4.76 years on job.

																									Qualifying DTI below max allowed. - Calculated DTI of 18.47% is less than Guideline DTI of 50%		xxxxxx IDENTIFICATION.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870305	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	07-08-2026	07-10-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/10/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/09/2026	Resolved-Informational - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700.

Borrower has stable job time - Borrower has 4.76 years on job.

																									Qualifying DTI below max allowed. - Calculated DTI of 18.47% is less than Guideline DTI of 50%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870307	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-29-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870315	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-09-2026	07-09-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870326	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-13-2026	07-13-2026	Resolved	1 - Information	A	A	Credit	No Findings	No Findings	The loan meets all applicable guidelines.						ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870337	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-10-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of taxes, insurance and HOA Fees provided. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  - Buyer-07/09/2026
Open-Missing verification of taxes, insurance, and/or HOA fees for non-subject property. The file does not contain a HOA statement of a letter of no HOA for the property located at xxxxxx. - Due Diligence Vendor-07/07/2026	Resolved-Verification of taxes, insurance and HOA Fees provided. - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 2.4 years on job.		xxxxxx HOA.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870337	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/07/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 2.4 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870337	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-07-2026	07-07-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/07/2026	Resolved-Informational - Due Diligence Vendor-07/08/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 2.4 years on job.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870675	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-29-2026	07-07-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Documentation is sufficient. Business Verification provided. Exception resolved. - Due Diligence Vendor-07/07/2026
Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/07/2026
Ready for Review-Document Uploaded. -per xxxxxx UW: Please find attached and in file, the Operating Agreement confirming 100% ownership, the Certificate Of Good Standing dated xxxxxx, confirming still in business, xxxxxx Limited Liability Annual Report confirming our borrower and additionally pulled xxxxxx to further confirm, LLC active and in our borrower’s name. - Buyer-07/02/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing. Missing current proof of existence of the business (xxxxxx) within 30 days: a letter from the business tax professional certifying at least 12 months of self-employment, validation from a regulatory agency or licensing bureau, or phone listing and/or business address using directory assistance/internet search. - Due Diligence Vendor-06/29/2026	Resolved-Documentation is sufficient. Business Verification provided. Exception resolved. - Due Diligence Vendor-07/07/2026

 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/07/2026

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 22.72% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.74% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 3.48 years on job.		xxxxxx PCCL VOE.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870675	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 22.72% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.74% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 3.48 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870675	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-30-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 693 is greater than Guideline minimum FICO of 660.

Qualifying DTI below max allowed. - Calculated DTI of 22.72% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.74% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.74% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 3.48 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870682	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	02-10-2026	02-11-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-02/11/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-02/10/2026		Resolved-Informational - Due Diligence Vendor-02/11/2026	Borrower has stable job time - Borrower has 23.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 30.82% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870682	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	02-10-2026	02-11-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-02/11/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-02/10/2026		Resolved-Informational - Due Diligence Vendor-02/11/2026	Borrower has stable job time - Borrower has 23.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 30.82% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870682	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	02-10-2026	02-11-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-02/11/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-02/10/2026		Resolved-Informational - Due Diligence Vendor-02/11/2026	Borrower has stable job time - Borrower has 23.19 years on job. Qualifying DTI below max allowed. - Calculated DTI of 30.82% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870683	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700.

Qualifying DTI below max allowed. - Calculated DTI of 22.32% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 5.35 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870683	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700.

Qualifying DTI below max allowed. - Calculated DTI of 22.32% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 5.35 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870683	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 700.

Qualifying DTI below max allowed. - Calculated DTI of 22.32% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Borrower has stable job time - Borrower has 5.35 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870684	xxxxxx		C	A	C	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 14.25 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870684	xxxxxx		C	A	C	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 14.25 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870684	xxxxxx		C	A	C	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 14.25 years on job. Qualifying DTI below max allowed. - Calculated DTI of 31.16% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870687	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

Borrower has stable job time - Borrower has 9.17 years on job.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870687	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

Borrower has stable job time - Borrower has 9.17 years on job.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870687	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720.

Borrower has stable job time - Borrower has 9.17 years on job.

																									Qualifying DTI below max allowed. - Calculated DTI of 41.01% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870692	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 8.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870692	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 8.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870692	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 8.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870694	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 21.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870694	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 21.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870694	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Borrower has stable job time - Borrower has 21.35 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																									Qualifying DTI below max allowed. - Calculated DTI of 15.42% is less than Guideline DTI of 50%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870699	xxxxxx	D	A	D	A	A	A	D	A	Closed	xxxxxx	06-29-2026	07-02-2026	Resolved	1 - Information	D	A	Property	Missing Doc	HOA Questionnaire is Missing	Resolved-Documentation is sufficient. Questionnaire provided. Exception resolved. - Due Diligence Vendor-07/02/2026

Resolved-HOA Questionnaire Provided. - Due Diligence Vendor-07/02/2026

Ready for Review-Document Uploaded. in the file - Buyer-07/01/2026

Open-HOA Questionnaire Missing. Condo questionnaire is not in file. - Due Diligence Vendor-06/29/2026	Resolved-Documentation is sufficient. Questionnaire provided. Exception resolved. - Due Diligence Vendor-07/02/2026 Resolved-HOA Questionnaire Provided. - Due Diligence Vendor-07/02/2026	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.14% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 51.14% is less than Guideline LTV of 80%		xxxxxx Lender_Questionnaire.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870699	xxxxxx	D	A	D	A	A	A	D	A	Closed	xxxxxx	06-29-2026	07-02-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-Documentation is sufficient. Master policy provided. Exception resolved. - Due Diligence Vendor-07/02/2026

Resolved-HO-6 Master Insurance Policy is fully present. - Due Diligence Vendor-07/02/2026

Ready for Review-Document Uploaded.  - Buyer-07/01/2026

Open-Missing HO-6 Master Insurance Policy. HO-6 Master Policy is missing. - Due Diligence Vendor-06/29/2026	Resolved-Documentation is sufficient. Master policy provided. Exception resolved. - Due Diligence Vendor-07/02/2026

 Resolved-HO-6 Master Insurance Policy is fully present. - Due Diligence Vendor-07/02/2026

Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.14% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 51.14% is less than Guideline LTV of 80%		xxxxxx Condo Master HOI.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870699	xxxxxx	D	A	D	A	A	A	D	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying DTI below max allowed. - Calculated DTI of 43.01% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.14% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 51.14% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870708	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/15/2026	Resolved-Informational - Due Diligence Vendor-06/16/2026	Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 37.9% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.1% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.1% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870708	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/15/2026	Resolved-Informational - Due Diligence Vendor-06/16/2026	Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 37.9% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.1% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.1% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870708	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-15-2026	06-16-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/16/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/15/2026	Resolved-Informational - Due Diligence Vendor-06/16/2026	Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 37.9% is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.1% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 64.1% is less than Guideline LTV of 75%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870712	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870712	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870712	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-01-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/01/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75% is less than Guideline CLTV of 85%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 75% is less than Guideline LTV of 85%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870714	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.47% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 6.01 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870714	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying DTI below max allowed. - Calculated DTI of 36.47% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 6.01 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870714	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived by client with compensation factors-Audited Loan Amount of xxxxxx is greater than the Guideline Maximum Loan Amount of $3000000. Lender Exception page 28: The loan file loan amount is xxxxxx and per guidelines the max amount is $3,000,000 at 75% LTV. However; the loan contains a lender approved exception allowing loan amount to exceed threshold even though amount does not meet guidelines. The lender identified the following compensating factors to justify the exception; Excellent credit history/minimal use of consumer credit, Significant residual income, Excessive Reserves. Downgraded to a level 2/B. - Due Diligence Vendor-06/30/2026	Waived by client with compensation factors-Audited Loan Amount of xxxxxx is greater than the Guideline Maximum Loan Amount of $3000000. Lender Exception page 28: The loan file loan amount is xxxxxx and per guidelines the max amount is $3,000,000 at 75% LTV. However; the loan contains a lender approved exception allowing loan amount to exceed threshold even though amount does not meet guidelines. The lender identified the following compensating factors to justify the exception; Excellent credit history/minimal use of consumer credit, Significant residual income, Excessive Reserves. Downgraded to a level 2/B. - Due Diligence Vendor-06/30/2026
Qualifying DTI below max allowed. - Calculated DTI of 36.47% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 6.01 years on job.

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes
870715	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870715	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870715	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870716	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-02-2026	07-10-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Resolved-Documentation is sufficient. PITI documents provided. Exception resolved. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded.  I have uploaded the HOI & Tax Cert. Tax Cert amount is not what was used since this is a xxxxxx Purchase. Calculation would be SP x xxxxxx. Have also uploaded the 1008 & 1003 to show the correct tax amount used. Also, the HOA dues are listed on your Final SS that is already uploaded to the file.
 - Buyer-07/09/2026
Counter-Please provide tax and insurance information, and HOA if any. Acknowledge the Note for P & I. Exception remains. - Due Diligence Vendor-07/08/2026
Ready for Review-Document Uploaded.  - Buyer-07/07/2026
Open-- Verification of final PITIA for second home xxxxxx, purchased as same time subject primary was refinanced. - Due Diligence Vendor-07/02/2026	Resolved-Documentation is sufficient. PITI documents provided. Exception resolved. - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.17% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 27.67% is less than Guideline DTI of 50%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 52.17% is less than Guideline LTV of 70%		xxxxxx.pdf xxxxxx PL PITIA docs.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870716	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/01/2026	Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.17% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 27.67% is less than Guideline DTI of 50%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 52.17% is less than Guideline LTV of 70%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870716	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026	Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.17% is less than Guideline CLTV of 70%

Qualifying DTI below max allowed. - Calculated DTI of 27.67% is less than Guideline DTI of 50%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 52.17% is less than Guideline LTV of 70%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870718	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870718	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870718	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 9.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 740.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870719	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-29-2026	07-02-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Documentation is sufficient. Rental documentation provided. Exception resolved. - Due Diligence Vendor-07/02/2026
Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded. VOR documented via Lease Agreements and paid proof via xxxxxx statement provided for both current previous - this meets Non-Arm’s Length Transaction - Buyer-07/01/2026
Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Borrowers rent their current primary residence and a verification of rent is missing from the file. - Due Diligence Vendor-06/29/2026	Resolved-Documentation is sufficient. Rental documentation provided. Exception resolved. - Due Diligence Vendor-07/02/2026

 Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-07/02/2026

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 28.23% is less than Guideline DTI of 55%		xxxxxx UW Cover, lease, payments.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870719	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 28.23% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870719	xxxxxx	D	A	D	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 740.

																									Qualifying DTI below max allowed. - Calculated DTI of 28.23% is less than Guideline DTI of 55%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870725	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/01/2026	Resolved-Resolved - Due Diligence Vendor-07/02/2026	Borrower has stable job time - Borrower has 9.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870725	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026	Resolved-Resolved - Due Diligence Vendor-07/02/2026	Borrower has stable job time - Borrower has 9.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870725	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/01/2026	Resolved-Resolved - Due Diligence Vendor-07/02/2026	Borrower has stable job time - Borrower has 9.18 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 65% is less than Guideline LTV of 80%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
870728	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 640.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.66% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 47.66% is less than Guideline LTV of 70%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870728	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 640.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.66% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 47.66% is less than Guideline LTV of 70%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870728	xxxxxx	A	A	A	A	A	A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Borrower has stable job time - Borrower has 3.0 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 640.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.66% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 47.66% is less than Guideline LTV of 70%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870731	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of 15.5% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.13% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 9.91 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870731	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-06/30/2026	Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of 15.5% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.13% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 9.91 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870731	xxxxxx	B	B	B	B	A	A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived by client with compensation factors-Audited Loan Amount of xxxxxx is greater than the Guideline Maximum Loan Amount of $3500000. The loan file loan amount is xxxxxx and per guidelines the max amount is $3.5M. However; the loan contains a lender approved exception allowing loan amount to exceed the threshold even though the amount does not meet guidelines. The lender identified the following compensating factors to justify the exception; DTI lower than loan program, significant residual income of approximately $240,212/mo, excessive reserves of 156 months, qualifying FICO of 801 vs. the 700 required and qualifying LTV/CLTV lower than the max for the program of 59.13% vs. 70%. Exception downgraded to a Level 2/B. - Due Diligence Vendor-06/30/2026	Waived by client with compensation factors-Audited Loan Amount of xxxxxx is greater than the Guideline Maximum Loan Amount of $3500000. The loan file loan amount is xxxxxx and per guidelines the max amount is $3.5M. However; the loan contains a lender approved exception allowing loan amount to exceed the threshold even though the amount does not meet guidelines. The lender identified the following compensating factors to justify the exception; DTI lower than loan program, significant residual income of approximately $240,212/mo, excessive reserves of 156 months, qualifying FICO of 801 vs. the 700 required and qualifying LTV/CLTV lower than the max for the program of 59.13% vs. 70%. Exception downgraded to a Level 2/B. - Due Diligence Vendor-06/30/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of 15.5% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 59.13% is less than Guideline LTV of 80%

																									Borrower has stable job time - Borrower has 9.91 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	Originator Pre-Close	Yes
870732	xxxxxx	C	B	A	A	C	B	A	A	Closed	xxxxxx	06-29-2026	07-07-2026	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Cured-Cure package provided to the borrower; exception downgraded to a 2/B - Due Diligence Vendor-07/07/2026
Ready for Review-Document Uploaded.  - Buyer-07/06/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $250.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $250.00 is due to the addition of $250.00 for the 2nd Appraisal Fee. - Due Diligence Vendor-06/29/2026
Open- - Due Diligence Vendor-06/30/2026
Open- - Due Diligence Vendor-06/29/2026
Open- - Due Diligence Vendor-06/29/2026
Open- - Due Diligence Vendor-06/29/2026	Cured-Cure package provided to the borrower; exception downgraded to a 2/B - Due Diligence Vendor-07/07/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.44% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 90%		xxxxxx Copy of RC LOE PCCD and FedEx.pdf	ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870732	xxxxxx	C	B	A	A	C	B	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.44% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870732	xxxxxx	C	B	A	A	C	B	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 740.

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of 55%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.44% is less than Guideline CLTV of 90%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 90%			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870733	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.48 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870733	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.48 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870733	xxxxxx		A	A	A	A	A	A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Compliance	Data	No Compliance Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan is in compliance with all applicable laws and regulations. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.48 years on job.			ATR/QM: xxxxxx Lender Exempt	ATR/QM: xxxxxx Lender Exempt	xxxxxx	xxxxxx	Primary Residence	Purchase	NA	N/A	N/A
870741	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870741	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870742	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.36% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 54.36% is less than Guideline LTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870742	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026	Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.36% is less than Guideline CLTV of 75%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 54.36% is less than Guideline LTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870743	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870743	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870745	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-10-2026	07-13-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/13/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/10/2026		Resolved-Informational - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870745	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-10-2026	07-13-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/13/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/10/2026		Resolved-Informational - Due Diligence Vendor-07/13/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870747	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/07/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870747	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-07-2026	07-08-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/08/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/07/2026		Resolved-Informational - Due Diligence Vendor-07/08/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870748	xxxxxx	C	B	C	B	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-02-2026	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived by client with compensation factors-The max loan amount per guidelines is $3,000,000.00 The subject loan amount is xxxxxx, exceeding the max loan amount allowable. However, a credit exception was approved by the Lender to allow the higher loan amount, citing compensating factors of excessive reserves and an excellent credit history/minimal use of consumer credit. Waived and downgraded. - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded.  - Buyer-07/02/2026
Open-Audited Loan Amount of xxxxxx is greater than the Guideline Maximum Loan Amount of $3000000. File is missing Credit Exception Approval form. Loan amount exceeds G/L amounts. - Due Diligence Vendor-06/30/2026	Waived by client with compensation factors-The max loan amount per guidelines is $3,000,000.00 The subject loan amount is xxxxxx, exceeding the max loan amount allowable. However, a credit exception was approved by the Lender to allow the higher loan amount, citing compensating factors of excessive reserves and an excellent credit history/minimal use of consumer credit. Waived and downgraded. - Due Diligence Vendor-07/02/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.08% is less than Guideline CLTV of 70%

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 28.08% is less than Guideline LTV of 70%		xxxxxx Exception.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	Originator Post-Close	No
870750	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870750	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870751	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870751	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870752	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/06/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.03% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 53.03% is less than Guideline LTV of 80%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870752	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/02/2026	Resolved-Informational - Due Diligence Vendor-07/06/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.03% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 739 is greater than Guideline minimum FICO of 720.

																									Original LTV is Below the Guideline Maximum - Calculated LTV of 53.03% is less than Guideline LTV of 80%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870753	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870753	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870754	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870754	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870755	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870757	xxxxxx	C	A	C	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-14-2026	Resolved	1 - Information	C	A	Credit	Data	The Total Hazard Coverage is LESS than the Required Coverage Amount	Resolved-Documentation is sufficient. Updated policy provided. Exception resolved. - Due Diligence Vendor-07/14/2026
Resolved-The Total Hazard Coverage is greater than or equal to the Required Coverage Amount - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded.  - Buyer-07/13/2026
Open-The hazard insurance dwelling coverage of (xxxxxx) is insufficient, not meeting the required coverage amount of xxxxxx. - The replacement cost estimator in the loan file, is xxxxxx more than the dwelling coverage. The dwelling coverage is required to cover the cost to reconstruct, but is insufficient by xxxxxx and no evidence of any extended replacement cost. - Due Diligence Vendor-07/01/2026	Resolved-Documentation is sufficient. Updated policy provided. Exception resolved. - Due Diligence Vendor-07/14/2026

 Resolved-The Total Hazard Coverage is greater than or equal to the Required Coverage Amount - Due Diligence Vendor-07/14/2026

																									Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 740.		xxxxxx HOI.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870757	xxxxxx		C	A	C	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870758	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870758	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-29-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/29/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870760	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	06-30-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870760	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	06-30-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/30/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-06/30/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
870764	xxxxxx	D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-10-2026	Resolved	1 - Information	D	A	Credit	Missing Doc	Rent Loss Insurance Missing	Resolved-Documentation is sufficient. LOE from Agent provided. Exception resolved. - Due Diligence Vendor-07/10/2026
Resolved-Rent Loss Coverage Present. - Due Diligence Vendor-07/10/2026
Ready for Review-Document Uploaded. We still disagree.  - Buyer-07/09/2026
Counter-Coverage should show the limit of liability, as it does on dwelling coverage, other structures, personal liability, etc. It is usually a dollar amount or number of months. Exception remains. - Due Diligence Vendor-07/08/2026
Ready for Review-Document Uploaded.  - Buyer-07/07/2026
																						Open-Missing rent loss insurance coverage. - 6 months of rental income is required. However, the policy only reflects "loss sustained, it does not provide a coverage amount, which is required. - Due Diligence Vendor-07/01/2026		Resolved-Documentation is sufficient. LOE from Agent provided. Exception resolved. - Due Diligence Vendor-07/10/2026 Resolved-Rent Loss Coverage Present. - Due Diligence Vendor-07/10/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740.		xxxxxx Rebuttal.pdf xxxxxx Insurer's explanation of Acutal Loss Sustained Coverage.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870764	xxxxxx		D	A	D	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Resolved - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870765	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-18-2026	06-19-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-06/19/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/18/2026	Resolved-Informational - Due Diligence Vendor-06/19/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740.

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.05% is less than Guideline LTV of 75%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.05% is less than Guideline CLTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870765	xxxxxx	A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-18-2026	06-19-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-06/19/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/18/2026	Resolved-Informational - Due Diligence Vendor-06/19/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 740.

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.05% is less than Guideline LTV of 75%

																									Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.05% is less than Guideline CLTV of 75%			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other	N/A	N/A
870766	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/02/2026		Resolved-Informational - Due Diligence Vendor-07/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870766	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-02-2026	07-06-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/06/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/02/2026		Resolved-Informational - Due Diligence Vendor-07/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870767	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870767	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	06-30-2026	07-01-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/01/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-06/30/2026		Resolved-Informational - Due Diligence Vendor-07/01/2026				ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870769	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Credit	Data	No Credit Findings	Resolved-Informational - Due Diligence Vendor-07/02/2026 Open-The loan meets all applicable credit guidelines. - Due Diligence Vendor-07/01/2026		Resolved-Informational - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A
870769	xxxxxx		A	A	A	A	N/A	N/A	A	A	Closed	xxxxxx	07-01-2026	07-02-2026	Resolved	1 - Information	A	A	Property	Data	No Property Findings	Resolved-Informational - Due Diligence Vendor-07/02/2026 Open-Property and valuations related findings were not identified on the loan. - Due Diligence Vendor-07/01/2026		Resolved-Informational - Due Diligence Vendor-07/02/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 740.			ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A